UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02739 and 811-10179

Name of Fund: BlackRock Basic Value Fund, Inc. and Master Basic Value LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Basic Value Fund, Inc. and Master Basic Value LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2013

Date of reporting period: 03/31/2013

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2013 (Unaudited)	BlackRock Basic Value Fund, Inc (Percentages shown are based on Net Assets)

Mutual Fund	Value

Master Basic Value LLC	$3,899,865,189

Total Investments (Cost – $ 2,789,694,597) – 100.0%	3,899,865,189
Liabilities in Excess of Other Assets – (0.0)%	(1,908,136)

Net Assets – 100.0%	$3,897,957,053

Notes to Schedule of Investments

BlackRock Basic Value Fund, Inc (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Basic Value LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of March 31, 2013, the value of the investment and the percentage owned by the Fund of the Master LLC was $3,899,865,189 and 99%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—

Level 2 - other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master LLC’s most recent financial statements as contained in its semi-annual report.

As of March 31, 2013, the Fund’s investment in the Master LLC was classified as Level 2.

There were no transfers between levels during the period ended March 31, 2013.

BLACKROCK BASIC VALUE FUND, INC	MARCH 31, 2013	1

Schedule of Investments March 31, 2013 (Unaudited)	Master Basic Value LLC (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense – 3.1%
Honeywell International, Inc.	744,555	$56,102,219
Northrop Grumman Corp.	614,523	43,108,788
Raytheon Co.	393,604	23,139,979

		122,350,986

Airlines – 0.2%
Delta Air Lines, Inc. (a)	470,385	7,766,056

Auto Components – 1.3%
Lear Corp.	763,125	41,872,669
TRW Automotive Holdings Corp. (a)	156,274	8,595,070

		50,467,739

Automobiles – 1.5%
Ford Motor Co.	3,610,873	47,482,980
General Motors Co. (a)	393,979	10,960,496

		58,443,476

Capital Markets – 0.5%
State Street Corp.	310,982	18,375,926

Chemicals – 0.1%
Ashland, Inc.	79,600	5,914,280

Commercial Banks – 5.1%
KeyCorp	406,500	4,048,740
Regions Financial Corp.	3,862,214	31,631,533
U.S. Bancorp	1,565,775	53,126,746
Wells Fargo & Co.	3,046,024	112,672,428

		201,479,447

Commercial Services & Supplies – 1.3%
The ADT Corp.	340,339	16,656,191
Tyco International Ltd.	1,055,047	33,761,504

		50,417,695

Communications Equipment – 2.3%
Cisco Systems, Inc.	4,334,160	90,627,286

Construction & Engineering – 0.4%
Jacobs Engineering Group, Inc. (a)(b)	283,458	15,941,678

Consumer Finance – 3.2%
Capital One Financial Corp.	1,077,588	59,213,461
Discover Financial Services	1,487,055	66,679,546

		125,893,007

Diversified Financial Services – 8.7%
Citigroup, Inc.	3,431,041	151,789,254
JPMorgan Chase & Co.	3,267,424	155,071,943
The NASDAQ OMX Group, Inc.	1,105,507	35,707,876

		342,569,073

Electric Utilities – 0.5%
NV Energy, Inc.	498,413	9,983,212
PPL Corp.	331,240	10,371,124

		20,354,336

Common Stocks	Shares	Value

Electronic Equipment, Instruments & Components – 1.2%
Corning, Inc.	3,488,750	$46,505,038

Energy Equipment & Services – 2.2%
Ensco Plc, Class A	305,715	18,342,900
Halliburton Co.	933,405	37,718,896
Noble Corp.	525,740	20,056,981
Transocean Ltd. (a)	240,170	12,479,233

		88,598,010

Food & Staples Retailing – 2.2%
CVS Caremark Corp.	114,500	6,296,355
The Kroger Co.	2,075,475	68,781,242
Walgreen Co.	213,675	10,188,024

		85,265,621

Food Products – 1.2%
Unilever NV - NY Shares	1,171,495	48,031,295

Gas Utilities – 0.4%
UGI Corp.	410,856	15,772,762

Health Care Equipment & Supplies – 6.0%
Medtronic, Inc.	2,266,006	106,411,642
St. Jude Medical, Inc.	1,441,761	58,304,815
Stryker Corp.	328,867	21,455,283
Zimmer Holdings, Inc.	640,756	48,197,666

		234,369,406

Health Care Providers & Services – 0.1%
Aetna, Inc.	76,137	3,892,123

Household Durables – 0.6%
Garmin Ltd.	153,196	5,061,596
Newell Rubbermaid, Inc.	703,902	18,371,842

		23,433,438

Household Products – 2.8%
Energizer Holdings, Inc.	495,439	49,410,131
Kimberly-Clark Corp.	500,927	49,080,827
The Procter & Gamble Co.	177,739	13,696,567

		112,187,525

Industrial Conglomerates – 3.2%
General Electric Co.	5,366,746	124,079,168

Insurance – 12.5%
ACE Ltd.	837,173	74,483,282
Aflac, Inc.	866,703	45,085,890
Hartford Financial Services Group, Inc.	3,375,123	87,078,173
Lincoln National Corp.	1,583,951	51,652,642
MetLife, Inc.	1,470,516	55,909,018
PartnerRe Ltd. (b)	224,880	20,938,577
Prudential Financial, Inc.	1,041,853	61,458,908
The Travelers Cos., Inc.	694,125	58,438,384
Willis Group Holdings Plc	301,379	11,901,457

Portfolio Abbreviation

ADR  American Depositary Receipts

2	MASER BASIC VALUE LLC	MARCH 31, 2013

Schedule of Investments (continued)	Master Basic Value LLC (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Insurance (concluded)
XL Group Plc	833,913	$25,267,564

		492,213,895

IT Services – 1.1%
The Western Union Co.	2,925,519	43,999,806

Leisure Equipment & Products – 0.2%
Hasbro, Inc.	152,009	6,679,275

Life Sciences Tools & Services – 0.8%
Agilent Technologies, Inc.	762,086	31,984,749

Machinery – 0.3%
Stanley Black & Decker, Inc.	145,349	11,768,909

Media – 7.8%
CBS Corp., Class B	95,970	4,480,839
Comcast Corp., Special Class A	1,682,887	66,675,983
The Interpublic Group of Cos., Inc.	1,295,569	16,881,264
Omnicom Group, Inc.	165,995	9,777,106
Time Warner Cable, Inc.	485,400	46,627,524
Time Warner, Inc.	884,094	50,941,496
Viacom, Inc., Class B	1,797,551	110,675,215

		306,059,427

Multiline Retail – 0.9%
Kohl’s Corp.	416,968	19,234,734
Target Corp.	238,671	16,337,030

		35,571,764

Multi-Utilities – 0.7%
Dominion Resources, Inc.	237,092	13,794,013
Public Service Enterprise Group, Inc.	367,801	12,630,286

		26,424,299

Oil, Gas & Consumable Fuels – 13.2%
Apache Corp.	104,396	8,055,195
Devon Energy Corp.	137,554	7,760,797
Exxon Mobil Corp.	1,324,644	119,363,671
Hess Corp.	920,720	65,932,759
Marathon Oil Corp.	3,598,383	121,337,475
Marathon Petroleum Corp.	300,066	26,885,914
Occidental Petroleum Corp.	349,352	27,378,716
Peabody Energy Corp.	374,285	7,916,128
Royal Dutch Shell Plc - ADR	570,604	37,180,557
Total SA - ADR	808,840	38,808,143
Valero Energy Corp.	1,330,050	60,503,975

		521,123,330

Common Stocks	Shares	Value

Pharmaceuticals – 10.9%
AstraZeneca Plc - ADR	174,400	$8,716,512
Hospira, Inc. (a)(b)	198,191	6,506,611
Johnson & Johnson	1,544,200	125,898,626
Merck & Co., Inc.	2,712,132	119,957,598
Pfizer, Inc.	5,517,125	159,224,227
Warner Chilcott Plc, Class A	550,009	7,452,622

		427,756,196

Professional Services – 0.2%
Towers Watson & Co., Class A	125,223	8,680,458

Semiconductors & Semiconductor Equipment – 0.2%
Broadcom Corp., Class A	183,426	6,359,379
LSI Corp. (a)	277,629	1,882,325

		8,241,704

Software – 2.7%
Microsoft Corp.	2,280,601	65,247,995
Oracle Corp.	1,065,287	34,451,382
Symantec Corp. (a)	241,100	5,950,348

		105,649,725

Total Long-Term Investments (Cost – $2,802,982,376) – 99.6%		3,918,888,908

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.09% (c)(d)	55,315,734	55,315,734

	Beneficial Interest (000)

BlackRock Liquidity Series, LLC Money Market Series, 0.23% (c)(d)(e)	$35,583	35,582,555

Total Short-Term Securities (Cost – $90,898,289) – 2.3%		90,898,289

Total Investments (Cost – $2,893,880,665*) – 101.9%		4,009,787,197
Liabilities in Excess of Other Assets – (1.9)%		(75,784,166)

Net Assets – 100.0%		$3,934,003,031

Notes to Schedule of Investments

*	As of March 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,977,051,384

Gross unrealized appreciation	$1,049,385,686
Gross unrealized depreciation	(16,649,873)

Net unrealized appreciation	$1,032,735,813

(a)	Non-income producing security.
(b)	Security, or a portion of security, is on loan.

MASER BASIC VALUE LLC	MARCH 31, 2013	3

Schedule of Investments (concluded)	Master Basic Value LLC

(c)	Investments in issuers considered to be an affiliate of the Master LLC during the period ended March 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at June 30, 2012	Net Activity	Shares/ Beneficial Interest Held at March 31, 2013	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	1,060,695	54,255,039	55,315,734	$53,200	$1,182
BlackRock Liquidity Series LLC, Money Market Series	$36,138,350	$(555,795)	$35,582,555	$41,782	–

(d)	Represents the current yield as of report date.
(e)	Security was purchased with the cash collateral from loaned securities. The Master LLC may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.
—

For Master LLC compliance purposes, the Master LLC’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Master LLC management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Master LLC has the ability to access
—

Level 2 - other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master LLC’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master LLC’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Master LLC’s investments categorized in the disclosure hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments[1]	$3,918,888,908	–	–	$3,918,888,908
Short-Term Securities	55,315,734	$35,582,555	–	90,898,289
Total	$3,974,204,642	$35,582,555	–	$4,009,787,197

[1] See above Schedule of Investments for values in each industry.

Certain of the Master LLC’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of March 31, 2013, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
Bank overdraft	–	$(36,336,251)	–	$(36,336,251)
Collateral on securities loaned at value	–	(35,582,555)	–	(35,582,555)
Total	–	$(71,918,806)	–	$(71,918,806)

There were no transfers between levels during the period ended March 31, 2013.

4	MASER BASIC VALUE LLC	MARCH 31, 2013

Item 2 – Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Basic Value Fund, Inc. and Master Basic Value LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Basic Value Fund, Inc. and Master Basic Value LLC

Date: May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Basic Value Fund, Inc. and Master Basic Value LLC

Date: May 24, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Basic Value Fund, Inc. and Master Basic Value LLC

Date: May 24, 2013